(NYSE ARCA, Inc.: SOVF)

 Schedule of Investments

October 31, 2023

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

October 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.62%
Banking - 2.08%
Triumph Financial, Inc.(a)	7,347	$457,351

Consumer Discretionary Products - 5.78%
Columbia Sportswear Co.	3,606	266,123
Ford Motor Co.	21,352	208,182
Grand Canyon Education, Inc.(a)	3,888	460,067
LCI Industries	3,114	337,838
		1,272,210

Consumer Staple Products - 7.56%
Coca-Cola Consolidated, Inc.	690	439,123
J & J Snack Foods Corp.	1,066	166,946
Pilgrim's Pride Corp.(a)	14,446	368,373
Spectrum Brands Holdings, Inc.	3,385	254,958
Tyson Foods, Inc.	7,061	327,278
Westrock Coffee Co.(a)	12,908	106,362
		1,663,040

Financial Services - 2.95%
The Charles Schwab Corp.	4,969	258,587
P10, Inc.	15,286	143,994
Raymond James Financial, Inc.	2,578	246,044
		648,625

Health Care - 10.20%
Amedisys, Inc.(a)	2,765	252,970
Amicus Therapeutics, Inc.(a)	40,323	442,343
Becton, Dickinson and Co.	703	177,704
Molina Healthcare, Inc.(a)	1,135	377,898
National HealthCare Corp.	1,679	113,097
NeoGenomics, Inc.(a)	21,247	297,883
ResMed, Inc.	3,044	429,874
U.S. Physical Therapy, Inc.	1,815	152,660
		2,244,429

Industrial Products - 4.97%
AZZ, Inc.	3,742	176,884
CSW Industrials, Inc.	1,435	254,368
Douglas Dynamics, Inc.	3,741	90,831
Graco, Inc.	3,420	254,277
ITT, Inc.	3,413	318,604
		1,094,964

	Shares	Value
Industrial Services - 11.25%
APi Group Corp.(a)	9,767	$252,672
Fastenal Co.	5,967	348,115
Insperity, Inc.	4,579	484,641
J.B. Hunt Transport Services, Inc.	1,372	235,806
Kforce, Inc.	7,530	459,631
Korn Ferry	7,815	355,739
MasTec, Inc.(a)	1,615	95,996
Waste Connections, Inc.	1,879	243,330
		2,475,930

Insurance - 7.36%
American Financial Group, Inc.	3,474	379,917
Arthur J. Gallagher & Co.	1,103	259,745
Erie Indemnity Co.	842	232,552
Goosehead Insurance, Inc.(a)	4,783	310,273
Primerica, Inc.	2,293	438,330
		1,620,817

Materials - 1.86%
DuPont de Nemours, Inc.	2,221	161,867
Greif, Inc.	3,890	247,015
		408,882

Media - 2.02%
Advantage Solutions, Inc.(a)	53,942	124,067
VeriSign, Inc.(a)	1,611	321,652
		445,719

Oil & Gas - 3.63%
Devon Energy Corp.	5,861	272,947
Diamondback Energy, Inc.	1,689	270,780
Pioneer Natural Resources Co.	1,072	256,208
		799,935

Real Estate - 5.32%
Camden Property Trust	2,672	226,799
CBRE Group, Inc., Class A(a)	4,600	318,964
Crown Castle, Inc.	2,803	260,623
SBA Communications Corp., Class A	1,744	363,851
		1,170,237

Retail & Wholesale - Staples - 4.30%
Copart, Inc.(a)	3,729	162,286
SpartanNash Co.	11,157	250,921
US Foods Holding Corp.(a)	6,877	267,791
Walmart, Inc.	1,630	266,358
		947,356

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS

October 31, 2023 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services - 19.00%
Alkami Technology, Inc.(a)	14,592	$261,926
Alteryx, Inc.(a)	4,492	143,789
BigCommerce Holdings, Inc.(a)	26,222	233,114
Consensus Cloud Solutions, Inc.(a)	10,680	230,581
CoStar Group, Inc.(a)	2,071	152,032
Endava PLC - Sponsored ADR(a)	7,651	383,774
EngageSmart, Inc.(a)	18,043	408,674
Euronet Worldwide, Inc.(a)	4,926	378,514
Fiserv, Inc.(a)	2,241	254,914
HubSpot, Inc.(a)	340	144,082
Paycom Software, Inc.	1,401	343,203
Paylocity Holding Corp.(a)	1,866	334,760
Repay Holdings Corp.(a)	39,418	236,114
SPS Commerce, Inc.(a)	960	153,926
Verra Mobility Corp.(a)	13,280	262,546
Vertex, Inc.(a)	10,737	259,943
		4,181,892

Tech Hardware & Semiconductors - 9.58%
Arista Networks, Inc.(a)	1,316	263,687
Cisco Systems, Inc.	6,264	326,542
Diodes Incorporated(a)	3,177	206,759
Intel Corp.	9,254	337,771
Motorola Solutions, Inc.	601	167,354
NetApp, Inc.	3,393	246,943
Qualcomm Incorporated	3,020	329,150
Super Micro Computer, Inc.(a)	960	229,891
		2,108,097

Utilities - 0.76%
Black Hills Corp.	3,455	167,049

TOTAL COMMON STOCKS
(Cost $21,780,500)		21,706,533

MONEY MARKET FUNDS - 1.39%
Short-Term Investments Trust-Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 5.27%(b)	306,816	306,816

TOTAL MONEY MARKET FUNDS
(Cost $306,816)		306,816

TOTAL INVESTMENTS - 100.01%
(Cost $22,087,316)		$22,013,349

Other Liabilities In Excess of Assets - (0.01%)		(1,499)

NET ASSETS - 100.00%		$22,011,850

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of October 31, 2023.

Percentages are stated as a percent of net assets.

See Notes to Schedule of Investments.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2023 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of two operational series. This report includes the statement of investments of Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”), the Fund’s investment adviser. The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on October 2, 2023.

The Fund currently offers an unlimited number of one class of shares, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its Schedule of Investments. The accompanying Schedule of Investments was prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Schedule of Investments. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser as the valuation designee with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Sovereign’s Capital Flourish Fund

NOTES TO SCHEDULE OF INVESTMENTS
October 31, 2023 (Continued) (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of October 31, 2023:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$21,706,533	$–	$–	$21,706,533
Money Market Funds	306,816	–	–	306,816
Total	$22,013,349	$–	$–	$22,013,349

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Securities Transactions: Securities transactions are recorded as of the trade date.

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